Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income tax payable			$ 297,991	$ 299,018
Net deferred tax asset			0	$ 0
Net operating loss			$ 16,800,000
Effective tax rate	(0.08%)	(0.07%)
Federal and state statutory tax rate	21.00%		6.90%	6.81%